Post-employment benefits (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair Value	R$ 21,933	R$ 21,912
Percentage of allocation	100.00%	100.00%
Fixed Income Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 20,684	R$ 19,904
Percentage of allocation	94.40%	90.80%
Fixed Income Securities 1 [Member] | Quoted in an active market [member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 20,102	R$ 19,508
Percentage of allocation	91.70%	89.00%
Fixed Income Securities 1 [Member] | NonQuoted in an active market [member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 582	R$ 396
Percentage of allocation	2.70%	1.80%
Variable income securities [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 515	R$ 1,323
Percentage of allocation	2.30%	6.10%
Variable income securities [Member] | Quoted in an active market [member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 508	R$ 1,312
Percentage of allocation	2.30%	6.00%
Variable income securities [Member] | NonQuoted in an active market [member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 7	R$ 11
Percentage of allocation		10.00%
Structured investments [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 138	R$ 150
Percentage of allocation	0.60%	0.70%
Structured investments [Member] | NonQuoted in an active market [member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 138	R$ 150
Percentage of allocation	0.60%	0.70%
Real estate 1 [member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 527	R$ 462
Percentage of allocation	2.40%	2.10%
Loans to participants [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 69	R$ 73
Percentage of allocation	0.30%	0.30%